Commitments for Expenditure	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Commitments for Expenditure
NOTE 25. COMMITMENTS FOR EXPENDITURE

	Consolidated
	June 30, 2020 A $	June 30, 2019 A $
Lease commitments—operating
Committed at the reporting date but not recognized as liabilities, payable:
Within one year	—	126,148
One to five years	—	137,417

	—	263,565

Operating lease commitments includes contracted amounts for leases of premises under non-cancellable
operating leases expiring within three years. On renewal, the terms of the leases are renegotiated.
Operating lease commitments as at June 30, 2019 includes contracted amounts for leases of premises under non-cancellable
operating leases expiring within three years. On renewal, the terms of the leases are renegotiated.
From July 1, 2019, the company has recognised
right-of-use
assets for these leases, except for short term and
low-value
leases, see note

1(w)
 for further information.